CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUES:
Products	$ 77,212	$ 85,562	$ 71,790
Services	18,956	17,266	14,830
Total revenues	96,168	102,828	86,620
COST OF REVENUES:
Products	31,734	33,789	29,056
Services	13,280	11,043	10,148
Total cost of revenues	45,014	44,832	39,204
GROSS PROFIT	51,154	57,996	47,416
OPERATING EXPENSES:
Research and development, net of participation by the Office of the Chief Scientist of $1,679, $2,155, and $2,212, respectively (Note 7a)	24,594	18,677	12,445
Sales and marketing	11,998	11,373	10,133
General and administrative	3,978	3,229	2,968
Total operating expenses	40,570	33,279	25,546
OPERATING INCOME	10,584	24,717	21,870
INTEREST INCOME, NET	1,368	901	305
INCOME BEFORE INCOME TAXES	11,952	25,618	22,175
INCOME TAXES EXPENSES (BENEFIT)	124	(2,500)
NET INCOME FOR THE YEAR	$ 11,828	$ 28,118	$ 22,175
Net income per share:
Basic	$ 0.44	$ 1.07	$ 0.91
Diluted	$ 0.43	$ 1.04	$ 0.86
Shares used in calculation of net income per share:
Basic	26,619	26,232	24,448
Diluted	27,277	26,931	25,692